Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other non-current receivables [abstract]
Deposits	$ 841	$ 941
Long term prepaid expenses	3,070	3,411
Other receivables	3,937	1,182
Total	$ 7,848	$ 5,534